REVENUES (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	£ 74,204	£ 18,957
United states | Crypto currency management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,879
Worldwide | Crypto currency mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	£ 70,325	18,947
Worldwide | Subscriber revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		£ 10